Segment Reporting - Additional Information (Details) - Customer	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Information About Major Customers [Abstract]
Number of client individually accounted for more than 10% of revenue	0	0	0